2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Principal balances on non-accrual loans
Loan Class	December 31, 2016	December 31, 2015

Consumer Loans	$ 24,658,842	$ 25,070,209
Real Estate Loans	1,374,941	846,894
Sales Finance Contracts	1,036,697	1,009,475
Total	$ 27,070,480	$ 26,926,578